LEASES - Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Maturity of Lease Liabilities
2024	$ 13,405
2025	8,893
2026	3,245
2027	1,744
2028	918
After 2028	727
Total lease payments	$ 28,932